Share-Based Payment	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
Share-based payment

Note 19 – Share-based payment

A.	During 2021, the Company granted to employees, officers and consultants 10,967,162 non-tradable share options and RSUs, which are exercisable into 10,967,162 ordinary shares. The share options vest over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date, in consideration for an exercise price ranging between $0 to $7.50 for each share option. Some of the share options include a cashless exercise mechanism.

During 2021, the Company granted to underwriters in public offerings in the U.S. an aggregate of 1,137,500 warrants, which are exercisable into 1,137,500 ordinary shares. The exercise price is $11.875 for each warrant. The warrants are exercisable 6 months from the issuance date and expire 4 years after the issuance date.

During 2022, the Company granted to employees, officers and consultants 13,555,000 non-tradable share options and RSUs, which are exercisable into 13,555,000 ordinary shares. The share options and the RSUs vest over a period of three to four years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date in consideration for an exercise price ranging between $2.52 to $ 3.79 for each share option. Some of the share options include a cashless exercise mechanism.

During 2023, the Company granted to employees, officers and consultants 5,838,000 non-tradable share options and RSUs, which are exercisable into 5,838,000 ordinary shares. The share options and the RSUs vest over a period of two to four years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date in consideration for an exercise price of $3.05 for each share option. The share options include a cashless exercise mechanism. In addition, the Company changed the vesting terms of options to purchase 1,000,000 ADSs granted to an officer of the Company.

B.	In May 2021, the Company issued non-tradable share options to purchase 131,000 ordinary shares to directors of the Company at an exercise price ranging from $7.69 to $9.33 per share. The share options are vested over a period of 3 years from the grant date. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.

In June 2022, the Company issued 210,000 RSUs to directors of the Company. The RSUs vest over a period of three years from the grant date.

In November 2022, the Company issued 75,000 RSUs to directors of the Company. The RSUs vest over a period of three years from the grant date.

In September 2022, the Company re-priced the share options granted to a small group of certain employees, directors and senior management, after receiving approval to do so from the Israeli tax authorities. In accordance with the repricing, every two old share options were converted into one RSU, without an exercise price. The vesting period of the new RSUs will be 4 years. As a result of this modification, there was an increase in the fair value of the equity instruments granted, measured immediately before and after the modification. Hence, the Company measured the incremental fair value granted, and recognized it over the period from the modification date until the date when the modified equity instruments vest.

In June 2023, the Company issued 200,000 RSUs to directors of the Company. The RSUs vest over a period of three years from the grant date.

In October 2023, the Company issued 70,000 RSUs to directors of the Company. The RSUs vest over a period of three years from the grant date.

C.	On April 22, 2021, the Group acquired 100% of the shares and voting interests in DeepCube. After the acquisition, one of DeepCube’s founders continued to work at DeepCube, in the role of Chief Technology Officer. In accordance with the terms of the acquisition agreement, 892,465 ordinary shares of the Company will be issued to this founder, with a share price protection mechanism. The granting of these shares is subject to conditions related to the continued employment of the founder. Hence these shares were not taken into account as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, was estimated at $7,756, and were recognized as post-acquisition compensation cost.

During 2022 and 2023, the Company chose to settle the share price protection mechanism in cash, and therefore the cash paid in the amount of 2023: $522 (2022: $489) was treated as repurchase of equity awards that was reduced from equity.

In addition, as part of the acquisition agreement, the Group exchanged equity-settled share-based payment awards held by employees of DeepCube (the acquiree’s awards) for 299,455 RSUs of the Company (the replacement awards). The acquiree’s awards were granted during the years 2018 to 2021 and were generally subject to a 4-year vesting schedule. The replacement awards were granted on the acquisition date and are subject to a 3-year vesting schedule.

D.	On April 26, 2021, the Group acquired 100% of the shares and voting interests in NanoFabrica. In accordance with the terms of the acquisition agreement, 1,178,008 ordinary shares of the Company will be issued to NanoFabrica’s founders, with a share price protection mechanism. The granting of these shares is subject to conditions related to the continued employment of the founders. Hence these shares were not taken into account as part of the consideration for the business combination. The fair value of those shares, with the share price protection mechanism, was estimated at $10,941, and were recognized as post-acquisition compensation cost.

During 2022 and 2023, the Company chose to settle the share price protection mechanism in cash, and therefore the cash paid in the amount of 2023: $3,937 (2022: $516) was treated as repurchase of equity awards that was reduced from equity.

In addition, as part of the acquisition agreement, the Group exchanged equity-settled share-based payment awards held by employees of NanoFabrica (the acquiree’s awards) for 76,928 RSUs of the Company (the replacement awards). The acquiree’s awards were granted during the years 2017 to 2020 and were generally subject to a 4-year vesting schedule. The replacement awards were granted on the acquisition date and are subject to a 3-year vesting schedule.

E.	The fair value of share options is measured using the Black-Scholes-Merton formula, Binomial pricing model or Monte Carlo simulations. Measurement inputs include the share price on the measurement date, the exercise price of the instrument, expected volatility (based on the weighted average volatility of the Company’s shares, over the expected term of the options), expected term of the options (based on general option holder behavior and expected share price), expected dividends, and the risk-free interest rate (based on government debentures).

The following is the data used in determining the fair value of the options granted in 2022-2023:

19.A - Consultants and Employees
Fair value in the grant date (thousands USD)	2,049
Range of share price (USD)	2.46-2.86
Range of exercise price (USD)	1.00-3.05
Range of expected share price volatility	103.20%-121.85%
Range of estimated life (years)	4.5-8
Range of weighted average of risk-free interest rate	4.33%-4.50%
Expected dividend yield	—

19.B - Directors and CEO
	2022	2023
Fair value in the grant date (thousands USD)	21,708	—
Range of share price (USD)	1.38-6.52	—
Range of exercise price (USD)	0-9.33	—
Range of expected share price volatility	93.62%-125.9%	—
Range of estimated life (years)	4-7.07	—
Range of weighted average of risk-free interest rate	0.29%-1.33%	—
Expected dividend yield	—	—

The following is the range of fair value of the RSUs granted during the years 2021-2023:

(in U.S dollars)	2021	2022	2023
Range of fair value of the RSUs granted during the year	4.62-10.94	2.47-3.82	2.39-2.86

F.	The number of share options and RSUs granted to employees and consultants, and included in Note 19.A are as follows:

	2022		2023
	Share options and RSU’s	Replacement awards	Share options and RSU’s
Outstanding of January 1	20,768,200	254,409	27,630,207
Granted during the year	13,555,000	—	5,838,000
Exercised during the year	(1,084,331)	(116,362)	(6,922,002)
Forfeited or expired during the year	(3,204,932)	(40,907)	(3,983,731)
Share options exchange	(2,500,870)	—	—
Outstanding of December 31	27,533,067	97,140	22,562,474
Exercisable as of December 31	2,398,972	—	2,323,530

The number of RSUs, options and warrants granted to directors and the CEO included in Note 19.B are as follows:

	2022	2023
Outstanding of January 1	34,410,284	34,532,431
Granted during the year	285,000	270,000
Exercised during the year	(20,418)	(4,895,805)
Forfeited or expired during the year	(142,435)	(133,427)
Outstanding of December 31	34,532,431	29,773,199
Exercisable as of December 31	33,120,886	28,327,309

G.	The share-based payments expenses in 2023 were $20,101 (in 2022: $32,563, in 2021: $29,782).